SCHEDULE OF EQUITY METHOD INVESTMENTS (Details)	Dec. 31, 2023 USD ($)
Carrying value
Equity Method Investments [Member]
Carrying value
Qingdao Taoping IoT Co Ltd [Member] | Equity Method Investments [Member]
Carrying value
Ownership percentage	47.00%
Yunnan Taoping IoT Co Ltd [Member] | Equity Method Investments [Member]
Carrying value
Ownership percentage	40.00%
Jiangsu Taoping IoT Technology Co Ltd [Member] | Equity Method Investments [Member]
Carrying value
Ownership percentage	25.00%
Jiangsu Taoping New Media Co Ltd [Member] | Equity Method Investments [Member]
Carrying value
Ownership percentage	21.00%